Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accrued expenses and other liabilities
Accruals	€ 1,553.1	€ 320.8	€ 445.5
Indirect tax and duties	489.8	709.0	648.4
Unearned revenue (contract liabilities)	546.5	1,962.3	1,408.3
Total accrued expenses and other liabilities	€ 2,589.4	€ 2,992.1	€ 2,502.2